Nature of Operations	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Nature of Operations

Note 1: Nature of Operations

CNH Industrial N.V. (“CNH Industrial” or the “Company”) is incorporated in, and under the laws of, the Netherlands. CNH Industrial is a leading company in the capital goods sector that, through its various businesses, designs, produces and sells agricultural equipment and construction equipment, trucks, commercial vehicles, buses and specialty vehicles for firefighting, defense and other uses, as well as engines, transmissions and axles for those vehicles and engines for marine and power generation applications (see “Note 19: Segment Reporting”). In addition, CNH Industrial’s Financial Services segment offers an array of financial products and services, including retail financing for the purchase or lease of new and used CNH Industrial and other manufacturers’ products and other retail financing programs and wholesale financing to dealers.

The Company was formed as a result of the business combination transaction between Fiat Industrial S.p.A. (“Fiat Industrial” and, together with its subsidiaries, the “Fiat Industrial Group”) and CNH Global N.V. (“CNH Global”).

The deeds of merger for the mergers of Fiat Industrial and CNH Global with and into CNH Industrial (the “Merger”) were executed, respectively, on September 27 and 28, 2013. The effective date of the Merger was September 29, 2013. A primary objective of the Merger was to simplify the capital structure of Fiat Industrial (CNH Industrial subsequent to the Merger) by creating a single class of liquid stock listed on the NYSE and on the MTA. The principal steps in the Merger were:

•	the cross-border merger of Fiat Netherlands Holding N.V. (“FNH”) with and into Fiat Industrial (the “FNH Merger”), which occurred on August 1, 2013;
•	the cross-border reverse merger of Fiat Industrial with and into FI CBM Holdings N.V. (CNH Industrial after the Merger) (the “FI Merger”); and
•	the Dutch merger of CNH Global with and into FI CBM Holdings N.V. (the “CNH Merger”).

All the companies (i.e., Fiat Industrial, FI CBM Holdings N.V., FNH and CNH Global) involved in the Merger were part of Fiat Industrial. In particular:

•	(i) FNH was a wholly-owned direct subsidiary of Fiat Industrial;
•	(ii) FI CBM Holdings N.V. was a wholly-owned direct subsidiary of Fiat Industrial; and
•	(iii) CNH Global was an indirect subsidiary of Fiat Industrial (controlled through FNH which owned approximately 87% of CNH Global’s capital stock).

In connection with the FI Merger, Fiat Industrial shareholders received one newly issued common share in CNH Industrial (having a nominal value of €0.01 each) for each ordinary share held in Fiat Industrial (having a nominal value of €1.57 each). In connection with the CNH Merger, CNH Global shareholders received 3.828 newly issued CNH Industrial common shares (having a nominal value of €0.01 each) for each common share held in CNH Global (having a nominal value of €2.25 each).

Prior to the Merger, Fiat Industrial owned approximately 87% of CNH Global’s outstanding common shares through FNH. As the Merger represents a “business combination involving entities or businesses under common control”, it is outside the scope of application of Accounting Standards Codification 805—Business Combinations. Accordingly, no adjustments were made to the carrying amounts of the assets and liabilities of Fiat Industrial. This resulted in the amounts recognized in the consolidated balance sheet post-merger being equal to those reported in the consolidated balance sheet of Fiat Industrial pre-merger. The only significant accounting effect of the Merger was the post-merger attribution to owners of the parent company of the previous noncontrolling interests in CNH Global N.V. As a result of the Merger, $1,053 million of noncontrolling interests were reclassified to equity attributable to the parent.

On January 1, 2011, Fiat S.p.A. (“Fiat”, which effective October 12, 2014 was merged into Fiat Chrysler Automobiles N.V. or “FCA”) effected a “demerger” under Article 2506 of the Italian Civil Code (the “Demerger”). Pursuant to the Demerger, Fiat transferred its ownership interest in FNH to a new holding company, Fiat Industrial, including Fiat’s indirect ownership of CNH Global, as well as Fiat’s truck and commercial vehicles business and its industrial and marine powertrain business. Consequently, as of January 1, 2011, CNH Global became a subsidiary of Fiat Industrial. In connection with the Demerger, shareholders of Fiat received shares of capital stock of Fiat Industrial. Accordingly, as of January 1, 2011, Fiat Industrial owned approximately 89% of CNH Global’s outstanding common shares through FNH. Fiat Industrial was a corporation organized under the laws of the Republic of Italy whose stock was traded on the Milan stock exchange.

Following the Merger between Fiat Industrial and CNH Global, the Company realigned its reportable segments reflecting the five businesses now directly managed by CNH Industrial N.V., consisting of: (i) Agricultural Equipment, which designs, produces and sells agricultural equipment (ii) Construction Equipment, which designs, produces and sells construction equipment (iii) Commercial Vehicles, which designs, produces and sell trucks, commercial vehicles, buses, and specialty vehicles (iv) Powertrain, which produces and sells engines, transmissions and axles for those vehicles and engines for marine and power generation applications; and (v) Financial Services, which provides financial services to the customers of the Company’s products. The Company’s worldwide agricultural equipment, construction equipment, commercial vehicles, powertrain operations as well as corporate functions are collectively referred to as “Industrial Activities”.

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